CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 24,444	$ 945
Cost of goods sold	(12,534)
Gross profit	11,910	945
Expenses
General & administration	21,552	2,708
Professional fees	10,282
Consulting fees	6,943
Rent & office expenses	562	635
Depreciation	534	543
Total operating expenses	39,873	3,886
Loss from operations	(27,963)	(2,941)
Other income	49
Loss before income tax	(27,914)	(2,941)
Income tax	430
Net loss for the period	(28,344)	(2,941)
Other comprehensive income
Foreign currency adjustment	(1,587)	372
Comprehensive loss	$ (29,931)	$ (2,569)
Basic and diluted income loss per share	$ (0.002)	$ 0.0
Weighted average number of shares outstanding	13,616,000	7,150,000